Taxes On Income (Schedule Of Deferred Tax Assets And Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Taxes On Income [Abstract]
Provision for doubtful debts	$ 1,893	$ 1,723
Vacation pay accruals	151	143
Stock-based compensation	238	261
Foreign currency embedded derivatives		293
Marketable securities	59	266
Net operating loss carryforwards		379
Severance pay fund	43	15
Total gross deferred tax assets	2,384	3,080
Less valuation allowance	(59)	(242)
Net deferred tax assets	2,325	2,838
Marketable securities	(49)
Fixed assets	(1,855)	(1,767)
Foreign currency embedded derivatives	(14)
Cash flow hadging derivatives	(73)
Goodwill	(388)	(286)
Total gross deferred tax liabilities	(2,379)	(2,053)
Net deferred tax asset (liability)	$ (54)	$ 785